Schedule of assumptions in estimating recoverable amounts (Details) - SFF Inc [member]	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
IfrsStatementLineItems [Line Items]
Discount rate (pre-tax)	9.25%	9.18%
Revenue equipment degradation rate	0.74%	0.74%
Normal use life of assets	Remaining contract life of power purchase agreements
Operating expense inflation		2.00%
Bottom of range [member]
IfrsStatementLineItems [Line Items]
Operating expense inflation	2.00%
Top of range [member]
IfrsStatementLineItems [Line Items]
Operating expense inflation	3.50%